UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                  8/13/09
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                  8/13/09
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF                     VALUE       SHRS/    SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP         (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------------------------------------------- --------------------------------------------------------------
AK STL HLDG CORP              COM            001547108        9,838    512,682  SH        SOLE      N/A       512,682
ANADARKO PETE CORP            COM            032511107        4,520     99,575  SH        SOLE      N/A        99,575
APPLE INC                     COM            037833100       18,336    128,739  SH        SOLE      N/A       128,739
BANK OF AMERICA CORPORATION   COM            060505104       21,903  1,659,344  SH        SOLE      N/A     1,659,344
BANK OF NEW YORK MELLON CORP  COM            064058100          352     12,024  SH        SOLE      N/A        12,024
BEST BUY INC                  COM            086516101        8,175    244,114  SH        SOLE      N/A       244,114
CA INC                        COM            12673P105        5,650    324,130  SH        SOLE      N/A       324,130
CISCO SYS INC                 COM            17275R102       16,675    894,080  SH        SOLE      N/A       894,080
CROWN CASTLE INTL CORP        COM            228227104       14,798    616,056  SH        SOLE      N/A       616,056
DIRECTV GROUP INC             COM            25459L106       14,380    581,943  SH        SOLE      N/A       581,943
ELECTRONIC ARTS INC           COM            285512109       11,152    513,449  SH        SOLE      N/A       513,449
EQUINIX INC                   COM NEW        29444U502       11,734    161,321  SH        SOLE      N/A       161,321
FIDELITY NATL INFORMATION SV  COM            31620M106       10,068    504,415  SH        SOLE      N/A       504,415
GOODRICH CORP                 COM            382388106       15,406    308,308  SH        SOLE      N/A       308,308
GOODYEAR TIRE & RUBR CO       COM            382550101        3,916    347,767  SH        SOLE      N/A       347,767
GYMBOREE CORP                 COM            403777105       10,199    287,467  SH        SOLE      N/A       287,467
HARTFORD FINL SVCS GROUP INC  COM            416515104        3,518    296,350  SH        SOLE      N/A       296,350
JPMORGAN CHASE & CO           COM            46625H100       11,712    343,366  SH        SOLE      N/A       343,366
KOHLS CORP                    COM            500255104        8,416    196,873  SH        SOLE      N/A       196,873
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500       12,581    471,198  SH        SOLE      N/A       471,198
LINCOLN NATL CORP IND         COM            534187109        7,374    428,464  SH        SOLE      N/A       428,464
METLIFE INC                   COM            59156R108       22,694    756,227  SH        SOLE      N/A       756,227
METROPCS COMMUNICATIONS INC   COM            591708102        7,251    544,809  SH        SOLE      N/A       544,809
MICROSOFT CORP                COM            594918104       15,845    666,608  SH        SOLE      N/A       666,608
MORGAN STANLEY                COM NEW        617446448       11,978    420,125  SH        SOLE      N/A       420,125
PETROHAWK ENERGY CORP         COM            716495106       15,419    691,445  SH        SOLE      N/A       691,445
PHILLIPS VAN HEUSEN CORP      COM            718592108        5,245    182,816  SH        SOLE      N/A       182,816
QUALCOMM INC                  COM            747525103       12,041    266,398  SH        SOLE      N/A       266,398
URBAN OUTFITTERS INC          COM            917047102        8,217    393,328  SH        SOLE      N/A       393,328
VISA INC                      COM CL A       92826C839        4,287     68,861  SH        SOLE      N/A        68,861
WARNACO GROUP INC             COM NEW        934390402       10,701    330,276  SH        SOLE      N/A       330,276
WELLS FARGO & CO NEW          COM            949746101        9,239    380,852  SH        SOLE      N/A       380,852

                                          32                343,623


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:         343,623
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE